UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number

DWS Advisor Funds (formerly Scudder Advisor Funds)

(Exact name of registrant as specified in charter)

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Small Cap Growth Fund

(formerly Scudder Small Cap Growth Fund)

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 16.3%
Hotels Restaurants & Leisure 9.8%
Buffalo Wild Wings, Inc.* (a)	179,600	5,964,516
McCormick & Schmick's Seafood Restaurants, Inc.*	222,600	5,032,986
Orient-Express Hotels Ltd. "A"	286,300	9,024,176
P.F. Chang's China Bistro, Inc.* (a)	232,200	11,524,086
Red Robin Gourmet Burgers, Inc.* (a)	221,300	11,277,448
Shuffle Master, Inc.* (a)	335,950	8,445,783

		51,268,995
Textiles, Apparel & Luxury Goods 6.5%
Gildan Activewear, Inc.*	277,500	11,890,875
Guess?, Inc.*	438,400	15,607,040
The Warnaco Group, Inc.*	247,300	6,607,856

		34,105,771
Consumer Staples 4.4%
Food & Staples Retailing 2.1%
Herbalife Ltd.*	336,900	10,955,988
Household Products 2.3%
Jarden Corp.* (a)	391,000	11,788,650
Energy 9.0%
Energy Equipment & Services 4.6%
Atwood Oceanics, Inc.*	113,600	8,864,208
Dresser-Rand Group, Inc.*	223,600	5,406,648
Grey Wolf, Inc.*	1,289,700	9,969,381

		24,240,237
Oil, Gas & Consumable Fuels 4.4%
Bill Barrett Corp.*	322,100	12,436,281
Comstock Resources, Inc.*	339,400	10,355,094

		22,791,375
Financials 11.7%
Banks 6.5%
PrivateBancorp, Inc. (a)	219,600	7,811,172
Signature Bank*	300,100	8,423,807
Texas Capital Bancshares, Inc.*	318,700	7,142,067
Wintrust Financial Corp.	191,100	10,491,390

		33,868,436
Consumer Finance 3.4%
Euronet Worldwide, Inc.*	416,200	11,570,360
Heartland Payment Systems, Inc.*	292,100	6,326,886

		17,897,246
Diversified Financial Services 1.8%
National Financial Partners Corp.	173,600	9,122,680

Health Care 29.5%
Health Care Equipment & Supplies 8.2%
American Medical Systems Holdings, Inc.*	448,600	7,998,538
ArthroCare Corp.*	287,900	12,132,106
Hologic, Inc.*	236,500	8,968,080
Schick Technologies, Inc.*	180,500	5,949,099
Viasys Healthcare, Inc.*	291,100	7,481,270

		42,529,093
Health Care Providers & Services 18.3%
Amedisys, Inc.* (a)	309,300	13,064,832
American Healthways, Inc.* (a)	233,700	10,574,925
AMERIGROUP Corp.*	545,200	10,609,592
Centene Corp.* (a)	550,300	14,467,387
Chemed Corp.	197,400	9,806,832
Eclipsys Corp.*	454,000	8,594,220
HealthExtras, Inc.*	283,400	7,113,340
LCA-Vision, Inc. (a)	222,400	10,566,224
Psychiatric Solutions, Inc.*	184,200	10,819,908

		95,617,260
Pharmaceuticals 3.0%
Adams Respiratory Therapeutics, Inc.*	185,900	7,558,694
ViroPharma, Inc.* (a)	446,300	8,278,865

		15,837,559
Industrials 3.7%
Machinery
Actuant Corp. "A"	220,800	12,320,640
Watts Water Technologies, Inc. "A"	230,700	6,987,903

		19,308,543
Information Technology 22.9%
Communications Equipment 2.4%
Foundry Networks, Inc.*	906,800	12,522,908
Electronic Equipment & Instruments 1.5%
Cognex Corp.	257,700	7,754,193
Internet Software & Services 4.3%
Digital River, Inc.* (a)	404,200	12,020,908
j2 Global Communications, Inc.* (a)	244,800	10,462,752

		22,483,660
Semiconductors & Semiconductor Equipment 6.1%
FormFactor, Inc.*	390,100	9,530,143
Power Integrations, Inc.*	479,400	11,414,514
Semtech Corp.*	601,600	10,985,216

		31,929,873
Software 8.6%
Hyperion Solutions Corp.*	332,050	11,894,031
Kronos, Inc.*	181,200	7,585,032
Mentor Graphics Corp.*	1,173,600	12,135,024
THQ, Inc.* (a)	562,750	13,421,588

		45,035,675
Telecommunication Services 0.6%
Wireless Telecommunication Services
WiderThan Co., Ltd. (ADR)* (a)	201,000	3,045,150

Total Common Stocks (Cost $419,750,461)		512,103,292

Securities Lending Collateral 20.1%
Daily Assets Fund Institutional, 4.28% (b) (c) (Cost $104,683,275)	104,683,275	104,683,275
Cash Equivalents 3.4%
Cash Management QP Trust, 4.26% (d) (Cost $17,876,525)	17,876,525	17,876,525
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 542,310,261)	121.6	634,663,092
Other Assets and Liabilities, Net	(21.6)	(112,733,507)

Net Assets	100.0	521,929,585

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2005 amounted to $100,912,638 which is 19.3% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006